SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Jan. 21, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash		$ 984,245	$ 20,005
Net proceeds from sale of units and sale of private placement units	$ 190,000,000	190,000,000
Assets held in trust account		196,958,306
Cash FDIC insured amount		250,000
Deferred offering costs
Unrecognized tax benefits		0	0
Interest and penalties accrued		0	0
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash		984,245	20,005
Cash equivalents		$ 0	$ 0